Note 12 - Stock Warrants (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		Apr. 28, 2016	Apr. 27, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 13, 2016	Dec. 24, 2015	Dec. 20, 2015
Chief Executive Officer
Class of Warrant, Outstanding												3,000,000
Risk free rate		1.33%	1.33%
Director 1
Class of Warrant, Outstanding												500,000
Director 2
Class of Warrant, Outstanding												250,000
Director 2 | 10-K
Class of Warrant, Outstanding												150,000
Director 3
Class of Warrant, Outstanding												150,000
Consultant1Member
Class of Warrant, Outstanding												250,000
Warrant
Cancelled		112,500	112,500
Warrant | Chief Executive Officer
Warrants vested	1,750,000	500,000	1,750,000
Fair value vested	$ 612,500	$ 175,000	$ 612,500
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	$ 0.05	$ 0.05	$ 0.05
Stock price	0.35	$ 0.35	$ 0.35
Volatility rate		842.00%	842.00%
Expected life		3 years	3 years
Warrant | Director 1
Fair value vested		$ 175,000	$ 175,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	0.05	$ 0.05	$ 0.05
Stock price	0.35	$ 0.35	$ 0.35
Risk free rate		1.33%	1.33%
Volatility rate		842.00%	842.00%
Expected life		3 years	3 years
Warrant | Director 2
Warrants vested			37,500
Fair value vested		$ 87,500	$ 13,125
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	0.05	$ 0.05	$ 0.05
Stock price	$ 0.35	$ 0.35	$ 0.35
Risk free rate		1.33%	1.33%
Volatility rate		842.00%	842.00%
Expected life		3 years	3 years
Warrant | Director 3
Warrants vested	37,500
Fair value vested		$ 13,125
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 0.05
Stock price		$ 0.35
Risk free rate		1.33%
Volatility rate		842.00%
Expected life		3 years
Cancelled		112,500
Warrant | Consultant1Member
Fair value vested			$ 87,500
Fair Value Assumptions, Method Used			Black-Scholes-Merton pricing model
Exercise price	$ 0.05		$ 0.05
Stock price	$ 0.35		$ 0.35
Risk free rate			1.33%
Volatility rate			842.00%
Expected life			3 years
Common Stock
Issuance of common stock, Shares			10,000,000	[1]	3,685,667	[2]
National Concessions Group, Inc
Class of Warrant, Outstanding	300,000		300,000										300,000
National Concessions Group, Inc | Warrant
Warrants vested	50,000	100,000	50,000
Fair value vested	$ 16,000	$ 32,000	$ 16,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	$ 0.05	$ 0.05	$ 0.05
Stock price	$ 0.32	$ 0.32	$ 0.32
Risk free rate		0.80%	0.80%
Volatility rate		848.10%	848.10%
Expected life		1 year 4 months 24 days	1 year 4 months 24 days
B44
Class of Warrant, Outstanding											225,000
B44 | Warrant
Fair value vested		$ 69,750
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 0.05
Stock price		$ 0.31
Risk free rate		1.15%
Volatility rate		600.00%
Expected life		3 years
B44 | Common Stock
Issuance of common stock, Shares		176,087			2,040,000
Consigliere Inc
Class of Warrant, Outstanding									100,000
Consigliere Inc | Warrant
Fair value vested		$ 28,967
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 0.23
Stock price		$ 0.29
Risk free rate		0.47%
Volatility rate		638.00%
Expected life		1 year
KiwiTech, LLC
Class of Warrant, Outstanding										312,500
KiwiTech, LLC | Warrant
Fair value vested		$ 71,875
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 0.40
Stock price		$ 0.23
Risk free rate		2.02%
Volatility rate		600.00%
Expected life		10 years
Jeff Holmes
Class of Warrant, Outstanding							100,000	100,000
Jeff Holmes | Warrant
Fair value vested		$ 27,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 0.05
Stock price		$ 0.27
Risk free rate		0.91%
Volatility rate		1177.00%
Expected life		2 years 8 months 5 days

[1]	for investment
[2]	for cash